United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Quarter ended 09/30/2012

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—91.9%
		Basic Industry - Chemicals—3.0%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$16,327
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	705,058
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	293,642
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	124,594
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	94,350
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	185,669
		TOTAL	1,419,640
		Basic Industry - Metals & Mining—6.7%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	280,407
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	142,329
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	202,577
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	238,357
130,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	132,668
85,000		ArcelorMittal, Sr. Unsecd. Note, 4.75%, 2/25/2017	83,471
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.50%, 8/5/2020	578,175
310,000		ArcelorMittal, Sr. Unsecd. Note, 7.00%, 3/1/2041	279,749
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	158,141
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	141,700
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	254,747
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	215,332
80,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	80,722
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	290,361
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	111,455
		TOTAL	3,190,191
		Basic Industry - Paper—1.5%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	322,227
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	149,459
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	124,285
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	119,097
		TOTAL	715,068
		Capital Goods - Aerospace & Defense—0.4%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	107,580
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	82,260
		TOTAL	189,840
		Capital Goods - Building Materials—0.7%
60,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	65,865
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,206
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	238,517
		TOTAL	338,588
		Capital Goods - Construction Machinery—0.3%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	131,748
		Capital Goods - Diversified Manufacturing—0.8%
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	212,678
50,000		Textron Financial Corp., 5.40%, 4/28/2013	51,300

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	$115,600
		TOTAL	379,578
		Capital Goods - Packaging—1.0%
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	67,241
120,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	122,269
40,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	42,275
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	257,602
		TOTAL	489,387
		Communications - Media & Cable—3.6%
225,000		Comcast Corp., 7.05%, 3/15/2033	296,366
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	288,164
210,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	209,616
40,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	45,492
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	117,842
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	564,570
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	68,176
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	119,262
		TOTAL	1,709,488
		Communications - Media Noncable—3.4%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	131,340
290,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	323,712
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	73,491
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	121,763
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	417,552
155,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	164,083
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	107,928
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	277,533
		TOTAL	1,617,402
		Communications - Telecom Wireless—0.4%
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	186,004
		Communications - Telecom Wirelines—4.0%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	336,685
250,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	282,660
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	518,797
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	126,557
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	289,250
325,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	319,312
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	39,200
		TOTAL	1,912,461
		Consumer Cyclical - Automotive—2.7%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	64,145
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	203,845
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	482,729
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	279,853
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	187,192
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	102,239
		TOTAL	1,320,003
		Consumer Cyclical - Entertainment—2.0%
250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	318,834

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Entertainment—continued
$440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	$550,476
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	100,195
		TOTAL	969,505
		Consumer Cyclical - Lodging—1.2%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	271,258
280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	288,383
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	22,107
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,128
		TOTAL	582,876
		Consumer Cyclical - Retailers—0.3%
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	86,413
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	66,892
		TOTAL	153,305
		Consumer Non-Cyclical - Food/Beverage—2.8%
80,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	87,747
100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	108,265
120,000		Kellogg Co., 1.75%, 5/17/2017	122,675
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	408,342
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	196,410
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	178,806
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	63,858
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	173,662
		TOTAL	1,339,765
		Consumer Non-Cyclical - Health Care—0.2%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	41,982
40,000		Laboratory Corp., of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,951
		TOTAL	83,933
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	41,288
		Consumer Non-Cyclical - Tobacco—0.9%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	199,091
200,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	242,016
		TOTAL	441,107
		Energy - Independent—5.5%
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	50,000
50,000		Petroleos Mexicanos, 6.50%, 6/2/2041	62,575
850,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	915,875
815,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	959,662
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	288,000
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	104,519
175,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	198,076
35,773	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	37,651
		TOTAL	2,616,358
		Energy - Integrated—3.1%
100,000		Hess Corp., 7.00%, 2/15/2014	108,393
95,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	101,953
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	119,146
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	114,147
630,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	785,952

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	$103,033
155,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	158,691
		TOTAL	1,491,315
		Energy - Oil Field Services—1.6%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	38,592
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	131,056
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	100,721
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	104,516
50,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	51,712
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	170,232
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	174,387
		TOTAL	771,216
		Energy - Refining—1.1%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	184,621
250,000		Valero Energy Corp., 9.375%, 3/15/2019	340,034
		TOTAL	524,655
		Financial Institution - Banking—10.7%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	219,752
550,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	605,745
30,000		Capital One Capital IV, 6.745%, 2/17/2037	30,338
270,000		Capital One Capital V, 10.25%, 8/15/2039	279,450
150,000		Capital One Capital VI, 8.875%, 5/15/2040	153,391
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	264,261
350,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	384,884
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	187,057
270,000		City National Corp., Note, 5.25%, 9/15/2020	293,570
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	334,727
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	391,267
530,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	611,753
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	127,326
100,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	103,003
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	48,694
200,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	222,328
75,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	80,509
100,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	109,970
250,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	251,035
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	379,649
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	60,506
		TOTAL	5,139,215
		Financial Institution - Brokerage—3.1%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	198,918
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	12,092
75,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	76,141
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	169,980
250,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	270,312
200,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	214,870
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	551,989
		TOTAL	1,494,302

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—1.6%
$100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	$98,875
70,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	73,022
480,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	511,399
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	75,129
		TOTAL	758,425
		Financial Institution - Insurance - Life—5.6%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	90,985
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	105,709
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	701,695
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	135,078
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	145,807
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	137,682
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	236,016
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	149,250
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	64,559
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	189,982
450,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	521,132
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	220,414
		TOTAL	2,698,309
		Financial Institution - Insurance - P&C—2.5%
450,000		CNA Financial Corp., 6.50%, 8/15/2016	518,949
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	58,480
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	62,142
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	81,435
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	63,546
160,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	167,718
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	270,286
		TOTAL	1,222,556
		Financial Institution - REITs—3.6%
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	64,154
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	119,796
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	366,632
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	267,870
200,000		Liberty Property LP, 6.625%, 10/1/2017	238,696
200,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	243,118
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	232,288
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	130,805
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	77,420
		TOTAL	1,740,779
		Technology—2.9%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	121,416
100,000		BMC Software, Inc., 7.25%, 6/1/2018	120,629
50,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	51,881
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	381,911
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	103,707
130,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	145,794
120,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	122,215
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	81,168
170,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	175,873

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$60,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	$63,881
		TOTAL	1,368,475
		Transportation - Airlines—0.7%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	88,378
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	246,591
		TOTAL	334,969
		Transportation - Railroads—1.2%
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	207,175
100,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	109,824
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	129,048
100,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	114,219
		TOTAL	560,266
		Transportation - Services—2.3%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	354,510
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	431,405
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	106,037
180,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 7.20%, 9/1/2015	208,930
		TOTAL	1,100,882
		Utility - Electric—5.2%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	280,266
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	87,463
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	122,736
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	68,219
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	102,869
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	176,096
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	116,221
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	59,777
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	472,072
45,088	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	48,870
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	296,388
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	55,592
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	223,505
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	38,065
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	93,387
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	263,950
		TOTAL	2,505,476
		Utility - Natural Gas Distributor—0.5%
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	46,129
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	98,070
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	89,397
		TOTAL	233,596
		Utility - Natural Gas Pipelines—4.7%
75,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	81,210
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	76,522
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	90,670
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	234,712
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	538,325
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	367,759
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	454,324

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—continued
$240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	$283,566
120,000		Williams Partners LP, 5.25%, 3/15/2020	139,303
		TOTAL	2,266,391
		TOTAL CORPORATE BONDS (IDENTIFIED COST $40,005,648)	44,038,362
		MUNICIPAL BOND—0.4%
		Municipal Services—0.4%
180,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $180,000)	185,652
		FOREIGN Governments/Agencies—5.0%
		Sovereign—5.0%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	717,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	238,750
250,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	287,875
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	360,450
190,000		Peru, Government of, 6.55%, 3/14/2037	279,775
206,000		United Mexican States, 6.75%, 9/27/2034	293,344
210,000		United Mexican States, Note, 5.625%, 1/15/2017	245,490
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,063,123)	2,422,684
		U.S. Treasury—1.5%
700,000		United States Treasury Note, 1.00%, 8/31/2019 (IDENTIFIED COST $693,084)	698,709
		MUTUAL FUND—0.3%
161,864	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	161,864
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $43,103,719)[5]	47,507,271
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	433,837
		TOTAL NET ASSETS—100%	$47,941,108
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7U.S. Treasury Notes 5-Year Short Futures	5	$623,164	December 2012	$(2,590)
7U.S. Treasury Notes 10-Year Short Futures	5	$667,422	December 2012	$(3,800)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,390)
The average notional value of short futures contracts held by the Fund throughout the period was $4,544,771. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $5,839,233, which represented 12.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $5,839,233, which represented 12.2% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	At September 30, 2012, the cost of investments for federal tax purposes was $43,103,719. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,403,552. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,490,900 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,348.

6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$44,038,362	$—	$44,038,362
Municipal Bond	—	185,652	—	185,652
Foreign Governments/Agencies	—	2,422,684	—	2,422,684
U.S. Treasury	—	698,709	—	698,709
Mutual Fund	161,864	—	—	161,864
TOTAL SECURITIES	$161,864	$47,345,407	$—	$47,507,271
OTHER FINANCIAL INSTRUMENTS*	$(6,390)	$—	$—	$(6,390)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Federated High-Yield Strategy Portfolio
Portfolio of Investments
September 30, 2012 (unaudited)
Shares		Value
	MUTUAL FUND—100.2%
1,802,955	High Yield Bond Portfolio	$12,043,741
	TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $11,892,778)[1]	12,043,741
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[2]	(22,953)
	TOTAL NET ASSETS—100%	$12,020,788
1	At September 30, 2012, the cost of investments for federal tax purposes was $11,892,778. The net unrealized appreciation of investments for federal tax purposes was $150,963. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $150,963.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated holding offered only to registered investment companies and other accredited investors.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
September 30, 2012 (unaudited)
Shares or Principal Amount			Value
		MUTUAL FUND—99.9%
4,829,667	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $48,890,433)	$49,648,974
		Repurchase Agreement—0.1%
$50,000		Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776. (AT COST)	50,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $48,940,433)[2]	49,698,974
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	13,272
		TOTAL NET ASSETS—100%	$49,712,246
1	Affiliated holding.
2	At September 30, 2012, the cost of investments for federal tax purposes was $48,940,433. The net unrealized appreciation of investments for federal tax purposes was $758,541. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $758,541.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Fund	$49,648,974	$—	$—	$49,648,974
Repurchase Agreement	—	50,000	—	50,000
TOTAL SECURITIES	$49,648,974	$50,000	$—	$49,698,974
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak_

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012